BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Key Executive Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 3,157	$ 2,766	$ 2,959
Share-based payment	188	285	310
Other long-term benefits			6
Total	$ 3,345	$ 3,051	$ 3,275